Promissory Note (Details Narrative) - Successor [Member] - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 26, 2024	Dec. 31, 2023	Dec. 31, 2024
Debt Instrument [Line Items]
Principal amount		$ 3,885	$ 3,885
Proceeds from note payable			$ 3,000
Interest rate			10.00%
Conversion of stock, amount converted	$ 3,428
Conversion of stock, shares issued	2,012,107
Loss on exchange of debt for equity			$ 1,052
Interest expense		$ 53	$ 1,069
Minimum [Member]
Debt Instrument [Line Items]
Conversion price	$ 1.47
Maximum [Member]
Debt Instrument [Line Items]
Conversion price	$ 2.23